Notes on the Consolidated Statements of Operations and Comprehensive Loss - Technical operations and development expenses (Details) - Technical operations and development expenses - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Income Statement [Line Items]
Personnel costs	€ 12,341	€ 6,386	€ 5,712
Depreciation and amortization	5,370	2,224	1,259
Data processing costs	4,220	832	1,364
Office expenses	374	252	166
Other	420	68	63
Capitalized development costs	(3,292)	(2,567)	(2,136)
Total technical operations and development expenses	€ 19,433	€ 7,195	€ 6,428